Business combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations Disclosure [Abstract]
Schedule of Preliminary Allocations of the Consideration Paid and the Amounts of Fair Value of the Assets Acquired and Liabilities Assumed at the Acquisition
The following table summarizes the allocation of the consideration paid and the amounts of fair value of the assets acquired and liabilities assumed at the acquisition date:

Fair value recognized on acquisition
$
Assets
Current assets:
Cash and cash equivalents	2
2
Non-current assets:
Technology	1,830
Goodwill	1,210
Total assets	3,042

Liabilities
Current liabilities:
Trade and other payables	2
Deferred revenue	1
3
Non-current liabilities:
Deferred tax liability	48
Total liabilities	51
Fair value of net assets acquired	2,991

Paid in cash	2,526
Holdback payable	466
Working capital adjustment	(1)
Total purchase consideration	2,991
The following table summarizes the allocation of the consideration paid and the amounts of fair value of the assets acquired and liabilities assumed at the acquisition date:

Fair value recognized on acquisition
$
Assets
Current assets:
Cash and cash equivalents	4
4
Non-current assets:
Goodwill	6,898
Total assets	6,902

Liabilities
Current liabilities:
Trade and other payables	171
Total liabilities	171
Fair value of net assets acquired	6,731

Paid in cash	6,151
Holdback payable	552
Pre-funded expenses	38
Working capital adjustment	(10)
Total purchase consideration	6,731